Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2015
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements:
11. Financial Instruments and Fair Value Measurements:
ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company has entered in the past into forward freight agreements ("FFA") and foreign currency forward contracts in order to manage risks associated with fluctuations in charter rates and foreign currencies, respectively. All of the Company's derivative transactions are entered into for risk management purposes.
As of June 30, 2015, the Company had 14 interest rate swap agreements outstanding, of $512,759 notional amount, maturing from July 2015 through July 2017.
Fair Values of Derivative Instruments in the Balance Sheets:
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2014 Fair value	June 30, 2015 Fair value	Balance Sheet Location	December 31, 2014 Fair value	June 30, 2015 Fair value
Interest rate swaps	Financial instruments-current assets	$-	$-	Financial instruments-current liabilities	$30,447	$8,757
Interest rate swaps	Financial instruments-non-current assets	11,086	380	Financial instruments-non-current liabilities	10,420	62
Total derivatives not designated as hedging instruments		$11,086	$380		$40,867	$8,819
Total derivatives		$11,086	$380	Total derivatives	$40,867	$8,819

During the six-month periods ended June 30, 2014 and 2015, the losses transferred from accumulated other comprehensive loss to the unaudited interim condensed consolidated statements of operations were $277 and $258, respectively.
		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Loss Recognized	2014	2015
Interest rate swaps	Loss on interest rate swaps	$(12,403)	$(11,448)
Total		$(12,403)	$(11,448)

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, accounts payable, other current liabilities and due to / due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The carrying value of non-current restricted cash receiving floating interest rate approximates the fair value. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.
The $120,000 Loan from Affiliate approximately is the same as its fair market value, compared to a carrying amount net of financing fees of $78,306.
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.
The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2015	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Recurring measurements:
Interest rate swaps - asset position	$380	$-	$380	$-
Interest rate swaps - liability position	(8,819)	-	(8,819)	-
Total	$(8,439)	$-	$(8,439)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.
	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss	Deconsolidation loss
Non-Recurring measurements:
Investment in affiliate (Note 9)	514,047	-	-	-	(1,347,106)
Assets held for sale	-	536,000	-	(56,631)	-
Vessels	-	12,000	-	(83,937)	-
Total	514,047	548,000	-	(140.568)	(1,347,106)

In accordance with the provisions of relevant guidance, ten long lived assets held for sale with a carrying amount of $587,271, were written down to their fair value as determined based on the agreed sale prices, resulting in an impairment charge of $56,631, which was included in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2015.
The impairment review performed for the six month period ended June 30, 2015, indicated that one of the Company's vessels, with a carrying amount of $95,937 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $83,937, which was included in the accompanying consolidated statement of operations for the six month period ended June 30, 2015 (Note 7).